Subsidiaries - Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests	₺ 156,270	₺ 58,630	₺ 51,715
Accumulated non-controlling interests	₺ 131,810	₺ 55,927
Inteltek [member]
Disclosure of subsidiaries [line items]
Place of incorporation and principal place of business	Turkey
Proportion of ownership interests and voting rights held by non-controlling interest	45.00%	45.00%
Profit/(loss) allocated to non-controlling interests	₺ 105,112	₺ 35,924
Accumulated non-controlling interests	131,506	46,072
Subsidiaries with immaterial non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests	51,158	22,706
Accumulated non-controlling interests	₺ 304	₺ 9,855